Results for the Year (Tables)	12 Months Ended
Dec. 31, 2021
Results for the Year
Schedule of revenue by type and collaboration partner under agreements

(DKK million)	2021	2020	2019

Revenue by type:
Royalties	6,977	4,741	3,155
Reimbursement revenue	531	431	342
Milestone revenue	954	351	1,869
License revenue	-	4,588	-
Collaboration revenue	20	-	-

Total	8,482	10,111	5,366

Revenue by collaboration partner:
Janssen	6,847	4,693	4,983
AbbVie	245	4,398	-
Roche	603	305	7
BioNTech	416	230	115
Novartis	236	212	23
Seagen	135	201	226
Other collaboration partners	-	72	12

Total	8,482	10,111	5,366

Schedule of segment disclosures in the financial statements as the group's business activities.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets

(DKK million)	2021		2020		2019

Denmark	8,482	269	10,111	344	5,366	475
Netherlands	-	422	-	380	-	336
United States	-	470	-	370	-	84
Japan	-	95	-	-	-	-

Total	8,482	1,256	10,111	1,094	5,366	895

Schedule of staff cost

	2021	2020	2019
(DKK million)

Wages and salaries	1,174	694	489
Share-based compensation	310	200	147
Defined contribution plans	80	51	39
Other social security costs	155	108	72
Government grants	(122)	(119)	(96)

Total	1,597	934	651

Staff costs are included in the income statement as follows:
Research and development expenses	1,190	803	572
Selling, general and administrative expenses	529	250	175
Government grants related to research and development expenses	(122)	(119)	(96)

Total	1,597	934	651

Average number of FTE	1,022	656	471
Number of FTE at year-end	1,212	781	548

Fair value of each warrant granted

Weighted average	2021	2020	2019
Fair value per warrant on grant date	701.82	631.51	425.80
Share price	2,282.35	2,009.79	1,483.58
Exercise price	2,282.35	2,009.79	1,483.58
Expected dividend yield	0%	0%	0%
Expected stock price volatility	36.6%	37.0%	34.2%
Risk-free interest rate	-0.54%	-0.58%	-0.56%
Expected life of warrants	5 years	5 years	5 years

Schedule of corporate and deferred Tax

	2021	2020	2019
(DKK million)

Current tax on profit	968	1,191	444
Adjustment to deferred tax	(371)	(112)	294
Adjustment to valuation allowance	378	67	(45)

Total tax for the period in the income statement	975	1,146	693

	2021	2020	2019
(DKK million)

Net profit before tax	3,983	5,904	2,859

Tax at the Danish corporation tax rate of 22% for all periods	876	1,299	629

Tax effect of:
Adjustment to valuation allowance	137	67	-
Recognition of previously unrecognized tax losses and deductible temporary differences	119	(222)	(19)
Non-deductible expenses/non-taxable income and other permanent differences, net	(147)	(5)	75
All other	(10)	7	8

Total tax effect	99	(153)	64

Total tax for the period in the income statement	975	1,146	693

Total tax for the period in shareholders' equity	(31)	(44)	(24)

Effective Tax Rate	24.5%	19.4%	24.2%

Schedule of components of the deferred tax asset

	2021	2020
(DKK million)

Share-based instruments	136	43
Deferred revenue	113	113
Other temporary differences	15	21

Total Deferred Taxes	264	177

Schedule of Result Per Share

(DKK million)	2021	2020	2019

Net profit	3,008	4,758	2,166

(Shares)

Average number of shares outstanding	65,634,300	65,315,975	63,126,771
Average number of treasury shares	(238,663)	(136,969)	(163,958)

Average number of shares excl. treasury shares	65,395,637	65,179,006	62,962,813
Average number of share-based instruments, dilution	650,114	706,869	674,030

Average number of shares, diluted	66,045,751	65,885,875	63,636,843

Basic net profit per share	46.00	73.00	34.40
Diluted net profit per share	45.54	72.21	34.03